HSBC Holdings statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Face Statements [Line Items]
Profit before tax	[1]	$ 30,348		$ 17,058	[2]	$ 18,906
Adjustments for non-cash items:
– depreciation, amortisation and impairment/expected credit losses		3,466		3,850	[2]	4,286
– share-based payment expense		482		400	[2]	467
– other non-cash items included in profit before tax		(4,299)		(774)	[2]	510
– elimination of exchange differences	[3]	(10,678)		48,718	[2]	18,937
Change in net trading securities and derivatives		(63,247)		20,166	[2]	(9,226)
Change in other assets		(10,254)		(12,858)	[2]	19,899
Change in debt securities in issue		11,945		12,518	[2]	(16,936)
Change in financial liabilities designated at fair value		10,097		(13,654)	[2]	(11,425)
Change in other liabilities		8,742		6,021	[2]	(10,935)
Tax paid		(4,117)		(2,776)	[2]	(3,077)
Net cash from operating activities		39,111		19,355	[2]	104,312
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		(563,561)		(511,097)	[2]	(493,042)
Proceeds from the sale and maturity of financial investments	[4]	504,174		492,624	[2]	521,190
Net cash flow from capital contribution, acquisition and disposal of subsidiaries	[5]	(453)		(989)	[2]	(106)
Net investment in intangible assets		(2,550)		(3,125)	[2]	(2,479)
Net cash from investing activities		(62,912)		(27,401)	[2]	27,536
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		1,996		0	[2]	1,996
Redemption of preference shares and other equity instruments		(4,003)		(2,266)	[2]	(3,450)
Cancellation of shares		(5,812)		(2,285)	[2]	(707)
Subordinated loan capital issued		5,237		7,300	[2]	0
Subordinated loan capital repaid	[6]	(2,147)		(1,777)	[2]	(864)
Net cash from financing activities		(17,558)		(6,286)	[2]	(10,794)
Net increase/(decrease) in cash and cash equivalents		(41,359)		(14,332)	[2]	121,054
Cash and cash equivalents at 1 Jan		521,671	[2],[7]	574,032	[2],[7]	468,323
Exchange differences in respect of cash and cash equivalents		10,621		(38,029)	[2]	(15,345)
Cash and cash equivalents at 31 Dec	[7]	490,933		521,671	[2]	574,032	[2]
Cash and cash equivalents comprise:
– loans and advances to banks of one month or less		76,620		72,295	[2]	55,705
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Profit before tax		8,235		9,280		10,491
Adjustments for non-cash items:
Adjustments for non-cash items		5,611		(2,500)		(2,954)
– depreciation, amortisation and impairment/expected credit losses		5,629		(2,428)		(2,976)
– share-based payment expense		0		1		2
– other non-cash items included in profit before tax		(38)		(73)		20
– elimination of exchange differences	[8]	20		0		0
Change in loans to HSBC undertakings		(1,267)		(1,657)		3,364
Change in financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		(7,767)		(914)		(4,409)
Change in net trading securities and derivatives		(529)		4,712		47
Change in other assets		363		51		(226)
Change in financial investments		0		196		20
Change in debt securities in issue		1,964		(5,625)		(2,833)
Change in financial liabilities designated at fair value		3,096		(4,755)		(1,396)
Change in other liabilities		1,947		(3,394)		(691)
Tax paid		577		215		32
Net cash from operating activities		12,230		(4,391)		1,445
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		(7,803)		(21,481)		(16,966)
Proceeds from the sale and maturity of financial investments		20,074		17,165		16,074
Net cash flow from capital contribution, acquisition and disposal of subsidiaries		2,476		(1,836)		663
Net investment in intangible assets		(46)		(39)		(26)
Net cash from investing activities		14,701		(6,191)		(255)
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		2,059		67		2,334
Redemption of preference shares and other equity instruments		(4,003)		(2,266)		(3,450)
Purchase of treasury shares		(855)		(438)		(28)
Cancellation of shares		(5,812)		(2,298)		(707)
Subordinated loan capital issued		5,270		7,300		0
Subordinated loan capital repaid		0		0		0
Debt securities issued		17,180		18,076		19,379
Debt securities repaid		(13,047)		(10,094)		(5,569)
Dividends paid on ordinary shares		(10,492)		(5,330)		(4,480)
Dividends paid to holders of other equity instruments		(1,101)		(1,214)		(1,310)
Net cash from financing activities		(10,801)		3,803		6,169
Net increase/(decrease) in cash and cash equivalents		16,130		(6,779)		7,359
Cash and cash equivalents at 1 Jan		6,756		13,535		6,176
Exchange differences in respect of cash and cash equivalents	[9]	(72)		0		0
Cash and cash equivalents at 31 Dec		22,814		6,756		13,535
Cash and cash equivalents comprise:
– cash at bank with HSBC undertakings		7,029		3,210		2,590
– loans and advances to banks of one month or less		3,422		3,544		93
– treasury and other eligible bills		$ 12,363		$ 2		$ 10,852

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[3]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[4]	Post adoption of IFRS 17 ‘Insurance Contracts’, certain assets have been reclassified from ‘Investing activities’ to ‘Operating activities’. The comparative data have not been re-presented.
[5]	The ‘Net cash flow on (acquisition)/disposal of subsidiaries, businesses, associates and joint ventures’ includes $1.2bn of net cash inflows from the acquisition of Silicon Valley Bank UK Limited in March 2023.

[6]	Subordinated liabilities changes during the year are attributable to repayments of $(2.1)bn (2022: $(1.8)bn; 2021: $(0.9)bn) of securities. Non-cash changes during the year included foreign exchange gains/(losses) of $0.6bn (2022: $(1.1)bn; 2021: $(0.3)bn) and fair value gains/(losses) of $0.8bn
(2022: $(3.1)bn; 2021: $(1.0)bn).

[7]	At 31 December 2023, $61.8bn (2022: $59.3bn; 2021: $33.6bn) was not available for use by HSBC due to a range of restrictions, including currency exchange and other restrictions.
[8]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense. As this change has immaterial impact, prior period comparatives have not been restated.

[9]	In 2023, additional disclosure has been made in respect of exchange differences on cash and cash equivalents. As this change has immaterial impact, prior period comparatives have not been restated.